Loans and Allowance for Credit Losses (Ages of Past Due Loans by Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 days and accruing	¥ 12,057	¥ 20,540
Financing Receivable, before Allowance for Credit Loss	112,704,276	115,674,650
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	6,378,200
1 - 3 months past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	258,157	249,200
Greater than 3 months
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	233,409	281,701
Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	491,566	530,901
Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	112,212,710	115,143,749
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	82,998,274	85,925,462
Commercial | Domestic
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 days and accruing	3,956	4,673
Financing Receivable, before Allowance for Credit Loss	52,960,387	54,633,211
Commercial | Domestic | 1 - 3 months past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	8,314	4,763
Commercial | Domestic | Greater than 3 months
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	10,101	22,996
Commercial | Domestic | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	18,415	27,759
Commercial | Domestic | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	52,941,972	54,605,452
Commercial | Foreign
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 days and accruing	0	91
Financing Receivable, before Allowance for Credit Loss	30,037,887	31,292,251
Commercial | Foreign | 1 - 3 months past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	9,966	7,302
Commercial | Foreign | Greater than 3 months
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	15,288	22,473
Commercial | Foreign | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	25,254	29,775
Commercial | Foreign | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	30,012,633	31,262,476
Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 days and accruing	4,899	11,150
Financing Receivable, before Allowance for Credit Loss	12,968,983	13,182,815
Residential | 1 - 3 months past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	36,733	39,577
Residential | Greater than 3 months
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	17,456	28,375
Residential | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	54,189	67,952
Residential | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	12,914,794	13,114,863
Card
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 days and accruing	0	0
Financing Receivable, before Allowance for Credit Loss	468,320	479,296
Card | 1 - 3 months past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	2,330	2,127
Card | Greater than 3 months
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	27,037	26,786
Card | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	29,367	28,913
Card | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	438,953	450,383
MUAH
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 days and accruing	3,202	4,626
Financing Receivable, before Allowance for Credit Loss	8,701,904	8,495,744
MUAH | 1 - 3 months past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	46,954	42,082
MUAH | Greater than 3 months
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	19,925	29,337
MUAH | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	66,879	71,419
MUAH | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	8,635,025	8,424,325
Krungsri
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 days and accruing	0	0
Financing Receivable, before Allowance for Credit Loss	6,568,871	6,604,645
Krungsri | 1 - 3 months past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	130,628	131,573
Krungsri | Greater than 3 months
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	121,735	127,533
Krungsri | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	252,363	259,106
Krungsri | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	6,316,508	6,345,539
Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 days and accruing	0	0
Financing Receivable, before Allowance for Credit Loss	997,924	986,688
Other | 1 - 3 months past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	23,232	21,776
Other | Greater than 3 months
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	21,867	24,201
Other | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	45,099	45,977
Other | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	¥ 952,825	¥ 940,711